Trade Receivables and Other Current Assets and Receivables	12 Months Ended
Dec. 31, 2022
Trade Receivables and Other Current Assets and Receivables
Trade Receivables and Other Current Assets and Receivables

Note 8. Trade Receivables and Other Current Assets and Receivables

8.1.Trade receivables

Trade receivables break down as follows:

	As of
	December 31,
(in thousands of euros)	2020	2021	2022
3 months or less	48	4,000	0
Between 3 and 6 months	—	—	—
Between 6 and 12 months	—	—	—
More than 12 months	—	—	—
Trade receivables	48	4,000	0

As of December 31, 2021, the trades receivables consisted exclusively of a receivable from AbbVie following the launch of the Phase IIb trial for the Cedirogant program for a total amount of €4.0 million, in accordance with the terms of the collaboration agreement between the Company and AbbVie (see Note 1.2 - Significant events of 2022). This payment was received by the Company in January 2022.

The average payment period is 30 days.

8.2.Other current assets and receivables

	As of December 31,
(in thousands of euros)	2020	2021	2022
CIR	9,012	4,357	5,994
Other	16	16	13
Tax receivables	9,028	4,373	6,007
Prepaid expenses	3,313	7,454	8,601
Short-term deposit account	7,336	8,829	1,048
Current accrued income	2,000	92	117
Foreign currency forwards	1,791	—	0
Liquidity agreement - Cash	1,029	762	282
VAT receivables	1,625	2,828	3,057
Other receivables	821	294	162
Other current assets	17,914	20,260	13,267
Other current assets and receivables	26,942	24,632	19,274

French Research Tax Credit (“CIR”)

As of December 31, 2022, tax receivables are mainly composed of CIR and other research tax credits for an amount of €6.0 million euros, including €0.8 million for the R&D Tax Research Credit of Inventiva Inc. The increase in CIR compared to December 31, 2021, is mainly due to the €12.0 million increase in Research and Development expenses from €48.5 million for the year ended 2021 to €60.5 million for the year ended 2022. This increase mainly relates to the end of phase II and the launch of the phase III clinical trial evaluating lanifibranor in NASH.

As of December 31, 2021, tax receivables mainly corresponded to the research tax credits receivables for 2021 for a total amount of €4.4 million, including €0.2 million of research tax credits for Inventiva Inc. The decrease in tax receivables compared to December 31, 2020, was mainly due to the payment of CIR for 2020 for a total amount of €4.2 million and corrective claims for additional reimbursement of CIR with regards to the years 2016 to 2019 for a total amount of €3.8 million (refer to Notes 1.3, “Significant events of 2021 and 2020”), partially offset by the recording of the 2021 CIR receivable for a total amount of €3.8 million, of which €0.2 million euros relates to the CIR claim of the subsidiary Inventiva Inc.

Prepaid expenses

As of December 31, 2022, the €1.1 million increase in prepaid expenses mainly relates to research costs incurred in the context of CRO contracts with subcontractors, and to a lesser extent, to computer maintenance costs and research equipment, patent annuity costs and insurance contributions.

As of December 31, 2021, prepaid expenses mainly related to research costs incurred in connection with CRO contracts with third parties, and to a lesser extent, to computer maintenance research equipment, patent annuity costs and insurance premiums relating to the first quarter of 2022.

Short-term deposit accounts

As of December 31, 2022, short-term deposit accounts decreased by €7.8 million, mainly due to the maturity of a term deposit subscribed during the year ended 2021 with Société Générale of $10 million (€8.8 million).

As of December 31, 2020, short-term deposit accounts corresponded to short-term deposit accounts in U.S. dollars contracted with Société Générale and Crédit Agricole. Following the closing of the short-term deposit in dollars in the first half of 2021, the cash was transferred to the bank accounts presented in cash and cash equivalents.

Current accrued income

As of December 31, 2020, current accrued income corresponded entirely to an income receivable from the group Abbott following the tax audit of fiscal years 2013, 2014, 2015. The payment from Abbott of the €2.0 million was received in the first semester 2021(see Note 1.3 - Significant events of 2021 and 2020 and Note 12 - Provisions).

Foreign currency forwards

As of December 31, 2020, foreign currency forwards correspond to the change in fair value of the contracts that have been subscribed by the Company with Société Générale and Crédit Agricole to protect the value of investments in dollars against fluctuations in the exchange rate between the euro and the dollar up to $60 million (refer to Note 1.3 - Significant events of 2021 and 2020).